MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2016
Major Customers And Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS

Note 13 — MAJOR CUSTOMERS AND SUPPLIERS

For the year ended December 31, 2016, two major customers each accounted for approximately 10% of the Company’s total revenue. For the year ended December 31, 2016, three major sub-contractors accounted for approximately 44%, 22% and 15% of subcontract costs, respectively. As of December 31, 2016, two customers accounted for approximately 51% and 45% of the Company’s total contracts receivable balance, respectively. For the year ended December 31, 2016, only one supplier accounted for 10% of the Company’s accounts payable balance.

For the year ended December 31, 2015, two major customers accounted for approximately 11%, and 10% of the Company’s total revenue, respectively. For the year ended December 31, 2015, two major sub-contractors accounted for approximately 45% and 24% of subcontract costs, respectively. As of December 31, 2015, two customers accounted for approximately 63% and 14% of the Company’s total contracts receivable balance, respectively. For the year ended December 31, 2015, two suppliers accounted for 22% and 15% of the Company’s accounts payable balance, respectively.